General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Material expense [abstract]
Personnel expenses	¥ 787,880	¥ 803,821	¥ 864,396
Depreciation and amortization	258,516	168,564	171,043
Rent and lease expenses		112,660	117,400
Building and maintenance expenses	8,864	10,254	11,167
Supplies expenses	15,506	16,252	16,902
Communication expenses	34,213	35,030	38,171
Publicity and advertising expenses	73,483	63,669	80,464
Taxes and dues	84,364	82,792	83,976
Outsourcing expenses	109,100	100,495	96,733
Office equipment expenses	51,283	47,139	54,708
Others	273,177	239,137	240,223
Total general and administrative expenses	¥ 1,696,386	¥ 1,679,813	¥ 1,775,183